Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Income before income taxes and discontinued operations:
Japan	¥184,504	¥188,601	¥228,527
Overseas	101,835	155,416	162,775

	¥286,339	¥344,017	¥391,302

Provision for income taxes:
Current—
Japan	¥19,116	¥9,455	¥34,866
Overseas	27,093	38,264	42,918

	46,209	47,719	77,784

Deferred—
Japan	49,419	36,112	34,315
Overseas	2,925	5,226	8,213

	52,344	41,338	42,528

Provision for income taxes	¥98,553	¥89,057	¥120,312

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Income before income taxes and discontinued operations	¥286,339	¥344,017	¥391,302

Tax provision computed at statutory rate	¥109,668	¥123,502	¥131,086
Increases (reductions) in taxes due to:
Change in valuation allowance*	(845)	1,839	(1,547)
Non-deductible expenses for tax purposes	2,382	3,513	2,277
Non-taxable income for tax purposes	(3,224)	(7,633)	(3,767)
Effect of nontaxable bargain purchase gain	0	(12,953)	0
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(5,805)	(8,766)	(3,593)
Effect of the tax rate change related to the new Japanese tax law	(5,824)	(14,098)	(7,468)
Other, net	2,201	3,653	3,324

Provision for income taxes	¥98,553	¥89,057	¥120,312

*	In fiscal 2015 and 2016, increases in the valuation allowance of ¥1,819 million and decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

Total Income Tax Recognized

Total income taxes recognized in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Provision for income taxes	¥98,553	¥89,057	¥120,312
Income taxes on discontinued operations	4,681	166	0
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	5,304	6,915	(6,003)
Defined benefit pension plans	1,456	(4,045)	(2,954)
Foreign currency translation adjustments	1,756	6,880	(2,921)
Net unrealized gains (losses) on derivative instruments	329	(255)	(1,696)
Direct adjustments to shareholders’ equity	(101)	(734)	(2)

Total income taxes	¥111,978	¥97,984	¥106,736

Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2015 and 2016 are as follows:

	Millions of yen
	2015	2016
Assets:
Net operating loss carryforwards	¥91,899	¥72,994
Allowance for doubtful receivables on direct financing leases and probable loan losses	20,170	12,883
Investment in securities	11,128	15,306
Policy liabilities and policy account balances	18,273	763
Accrued expenses	30,352	25,537
Investment in operating leases	18,470	16,814
Property under facility operations	10,098	10,211
Installment loans	6,487	8,640
Other	50,961	49,393

	257,838	212,541
Less: valuation allowance	(50,515)	(43,220)

	207,323	169,321
Liabilities:
Investment in direct financing leases	6,342	10,471
Investment in operating leases	89,411	90,074
Unrealized gains (losses) on investment in securities	26,361	20,734
Deferred insurance policy acquisition costs	28,494	35,894
Policy liabilities and policy account balances	53,871	41,995
Property under facility operations	2,221	9,256
Other intangible assets	122,996	103,503
Undistributed earnings	68,269	97,156
Prepaid benefit cost	15,205	9,037
Other	55,773	39,265

	468,943	457,385

Net deferred tax liability	¥261,620	¥288,064

Net deferred tax assets and liabilities at March 31, 2015 and 2016 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2015	2016
Other assets	¥74,449	¥53,296
Income taxes: Deferred	336,069	341,360

Net deferred tax liability	¥261,620	¥288,064

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥539,796 million at March 31, 2016, which expire as follows:

Year ending March 31,	Millions of yen
2017	¥366
2018	92,434
2019	32,184
2020	18,161
2021	85,722
Thereafter	279,902
Indefinite period	31,027

Total	¥539,796